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                                 TABLE OF CONTENTS

                                 2 ..........Risk/Return Summary: Investments,
                                             Risks & Performance

                                     2 ......Investments

                                     2 ......Risks
                THE ALGER FUND
                                     2 ......Performance
  ALGER MONEY MARKET PORTFOLIO
                                 3 ..........Fees and Expenses
                    PROSPECTUS   3 ..........Additional Information About the
                                             Portfolio's Investments
                AUGUST 1, 2000   4 ..........Management & Organization
                                 4 ..........Shareholder Information

                                             Purchasing and Redeeming
                                             Shares ...........................5
                                             Investment Instructions ..........5
                                             Redemption Instructions ..........7

                                 8 ..........Financial Highlights

                                 Back Cover: How to obtain more information

--------------------------------------------------------------------------------

[GRAPHIC OMITTED]

RISK/RETURN SUMMARY: INVESTMENTS, RISKS & PERFORMANCE

INVESTMENTS: THE ALGER FUND - ALGER MONEY MARKET PORTFOLIO

GOAL

THE ALGER MONEY MARKET PORTFOLIO SEEKS TO EARN HIGH CURRENT INCOME CONSISTENT WITH PRESERVING PRINCIPAL AND LIQUIDITY.

APPROACH

It invests in money market securities which are rated within the 2 highest credit categories at the time of purchase. These money market securities include commercial paper, certificates of deposit, time deposits, bankers acceptances, U.S. Government securities and corporate bonds having less than 397 days remaining until maturity.

[GRAPHIC OMITTED]

RISKS

The main risks of investing in the portfolio are:

o while the portfolio seeks to maintain a price of $1.00 per share, an investment in the portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or other government agency, so it is possible to lose money by investing in the portfolio

o an investment in the portfolio may not keep pace with inflation

The portfolio may appeal to investors who seek maximum liquidity and capital preservation together with current income.

[GRAPHIC OMITTED]

PERFORMANCE

The following bar chart and the table beneath it give you some indication of the risks of investing in the portfolio by showing changes in the portfolio's performance from year to year and by showing the portfolio's average annual returns for the indicated periods. Remember that how the portfolio has performed in the past is not necessarily an indication of how it will perform in the future.

ALGER MONEY MARKET PORTFOLIO

Annual Total Return as of December 31 each year (%)*

[Figures below represent chart in printed piece]

8.70  6.45  3.92  3.05  4.20  5.94  5.16  4.92  4.78  4.42
 90    91    92    93    94    95    96    97    98    99

Best Quarter:      Q2 1990     2.14%
Worst Quarter:     Q3 1993     0.73%

Average Annual Total Return as of December 31, 1999

                                                               Since
                            1 Year    5 Years    10 Years    Inception

--------------------------------------------------------------------------------
Money Market  (Inception     4.42%     5.04%       5.14%       5.99%
              11/11/86)

Seven-day yield ended December 31, 1999: 4.35%. For the portfolio's current 7-day yield, telephone 800-992-3863 toll-free.

* The portfolio's total return for the period from January 1, 2000 through June 30, 2000 was 2.61%.

[GRAPHIC OMITTED]

FEES AND EXPENSES

Investors incur certain fees and expenses in connection with an investment in the portfolio. The following table shows the fees and expenses that you may incur if you buy and hold shares of the portfolio.

--------------------------------------------------------------------------------------------------------------------------
                                                                                   ANNUAL FUND OPERATING
                                 SHAREHOLDER FEES                                  EXPENSES
                                 (fees paid directly                               (expenses that are deducted
                                 from your investment)                             from Fund assets)
                    ---------------------------------------------   ------------------------------------------------------
                                             Maximum deferred
                                             sales charge
                                             (load) as a % of
                    Maximum sales charge     purchase price or
                    (load) on purchases as   redemption proceeds,   Management  Distribution   Other     TOTAL ANNUAL FUND
                    % of purchase price      whichever is lower     Fees        (12b-1) Fees   Expenses  OPERATING EXPENSES
===========================================================================================================================
ALGER MONEY                None                      None              .50%          None        .22%          .72%
MARKET PORTFOLIO
--------------------------------------------------------------------------------------------------------------------------


EXAMPLE

The following example, which reflects the shareholder fees and operating expenses listed previously, is intended to help you compare the cost of investing in the portfolio with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the portfolio for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

You would pay the following expenses regardless of whether you redeemed your shares at the end of the period:

--------------------------------------------------------------------------------

                        1 Year    3 Years      5 Years     10 Years
================================================================================
  ALGER MONEY            $74        $230         $401        $895
  MARKET PORTFOLIO

--------------------------------------------------------------------------------

ADDITIONAL INFORMATION ABOUT
THE PORTFOLIO'S INVESTMENTS

Other securities the portfolio may invest in are discussed in the Fund's Statement of Additional Information (see back cover).

[GRAPHIC OMITTED]


MANAGEMENT AND ORGANIZATION

MANAGER

Fred Alger Management, Inc.
One World Trade Center
Suite 9333
New York, NY 10048

The Manager has been an investment adviser since 1964, and manages investments totaling (at 6/30/00) $13.21 billion in mutual fund assets as well as $7.94 billion in other assets. The Manager makes investment decisions for the portfolio and continuously reviews and administers its investment program. These management responsibilities are subject to the supervision of the Fund's Board of Trustees. The Fund has had the same Manager since inception, and the portfolio pays the Manager fees at an annual rate based on a percentage of average daily net assets of .50%.

PORTFOLIO MANAGERS

David Alger and Steven Thumm are the individuals responsible for the day-to-day management of the portfolio's investments. Mr. Alger, a co-manager of the portfolio since its inception, has been employed by the Manager as Executive Vice President and Director of Research since 1971, and as President since 1995. Steven Thumm, a co-manager of the portfolio since 1995, has been employed by the Manager as a fixed income analyst since 1991.

[GRAPHIC OMITTED]

SHAREHOLDER INFORMATION

DISTRIBUTOR
Fred Alger & Company, Incorporated
30 Montgomery Street
Jersey City, NJ 07302

TRANSFER AGENT
Alger Shareholder Services, Inc.
30 Montgomery Street
Jersey City, NJ 07302

NET ASSET VALUE

The price of one share of the portfolio is its "net asset value", or NAV. The NAV for the portfolio is calculated as of 12:00 noon on each day the New York Stock Exchange is open. Generally, the Exchange is closed on weekends and various national holidays. It may close on other days from time to time.

The assets of the portfolio are valued on the basis of amortized cost.

DIVIDENDS AND DISTRIBUTIONS

Dividends and distributions by the portfolio, which normally consist solely of net investment income, are declared daily and paid monthly.

Unless you choose to receive cash payments by checking the box on your New Account Application, any dividends and distributions will be reinvested automatically at the NAV on their payment dates. If you have chosen cash payments and a payment is returned to the Fund as undeliverable, upon receipt that payment will be reinvested in the porfolio's shares at the next NAV. All subsequent payments will be reinvested until you reinstate your cash election and provide a valid mailing address.

Regardless of whether you choose to take distributions in cash or reinvest them in the portfolio, they may be subject to federal and state taxes. Because everyone's tax situation is unique, see a tax advisor about federal, state and local tax consequences of investing in the portfolio.

--------------------------------------------------------------------------------
               NAV (NET ASSET VALUE) IS COMPUTED BY ADDING TOGETHER THE VALUE OF
                         THE PORTFOLIO'S INVESTMENTS PLUS CASH AND OTHER ASSETS,
                        SUBTRACTING ITS LIABILITIES AND THEN DIVIDING THE RESULT
                                        BY THE NUMBER OF ITS OUTSTANDING SHARES.
--------------------------------------------------------------------------------

PURCHASING AND REDEEMING SHARES

You can purchase or redeem some or all of your shares on any day the New York Stock Exchange is open. They will be processed at the NAV next calculated after your purchase or redemption request is received in good order by the Transfer Agent. Ordinarily, the Fund will issue your redemption check within 7 days after the Transfer Agent accepts your redemption request. However, when you buy shares with a check or via TelePurchase or Automatic Investment Plan, no check will be issued against those funds for up to 15 days. The Transfer Agent or Fund may reject any purchase order.

Unless your portfolio account is a Fund-sponsored tax-deferred retirement plan, if it falls below $100 because of redemptions, the Fund may send you written notice providing 60 days to restore it to the minimum balance. After 60 days, the Fund may close your account and redeem all of your shares if your account remains below the minimum.

Different ways to purchase and redeem are listed below and on the next page. For telephone transactions, the Fund and Transfer Agent have reasonable procedures in place to determine that the instructions are genuine. They include requesting personal identification and recording calls. If the Fund and Transfer Agent follow these procedures, they are not liable for acting in good faith on telephone instructions.

--------------------------------------------------------
  MINIMUM INVESTMENTS

                          Initial       Subsequent
                         Investment     Investment
--------------------------------------------------------
  Regular account            $500           $25
  Traditional IRA              $0           $25
  Roth IRA                     $0           $25
  Education IRA                $0           $25
  SIMPLE IRA                   $0           $25
  Keogh                        $0           $25
  401(k)                       $0           $25
  403(b)                       $0           $25
  Automatic Investment        $25           $25
--------------------------------------------------------


--------------------------------------------------------
 INVESTMENT INSTRUCTIONS
 TO OPEN AN ACCOUNT:
 BY MAIL:
--------------------------------------------------------
 (make checks  payable to The Alger Fund)
 Mail your  completed  application  and check to:
      Alger Shareholder Services, Inc.
      30 Montgomery Street
      Jersey City, NJ 07302

 BY FED WIRE:
--------------------------------------------------------

 Have your bank wire funds to State Street Bank & Trust
 Company.  Contact   Alger   Shareholder   Services  at
 800-992-3863  for details.

 Forward  the  completed  New  Account  Application  to
 Alger  Shareholder  Services stating  that the account
 was  established  by wire  transfer  and  the date and
 amount of the transfer.
--------------------------------------------------------

--------------------------------------------------------------------------------
 CONTACT:
--------------------------------------------------------------------------------
 CALL OR VISIT your broker-dealer, investment adviser, or bank or other financial institution.

 AUTOMATICALLY:
--------------------------------------------------------------------------------
 Complete the Automatic Investment option on your account application. Minimum automatic investment is $25.

 VIA OUR WEBSITE:
--------------------------------------------------------------------------------
 Visit The Alger Fund website to download a New Account Application - www.algerfund.com Mail the completed application with your investment to Alger Shareholder Services, Inc.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 TO MAKE ADDITIONAL INVESTMENTS IN AN EXISTING ACCOUNT:
 BY MAIL:
--------------------------------------------------------------------------------
 Complete and return the Invest by Mail slip attached to your Alger Fund Statement and return slip with your investment to:
      Alger Shareholder Services, Inc.
      30 Montgomery Street
      Jersey City, NJ 07302

 BY TELEPHONE OR FED WIRE:
--------------------------------------------------------------------------------
 TELEPURCHASE* allows you to purchase shares by telephone (minimum $500, maximum $50,000) by filling out the appropriate section of the New Account Application or returning the Telephone Services Form. The funds will be transferred from your designated bank account to your Fund account normally within one business day. Wire - Have your bank wire funds to State Street Bank & Trust Company. Contact Alger Shareholder Services for details.

                                             *NOT AVAILABLE FOR RETIREMENT PLANS

 CONTACT:
--------------------------------------------------------------------------------
 CALL OR VISIT your broker dealer, investment adviser, or bank or other financial institution.

 AUTOMATICALLY:
--------------------------------------------------------------------------------
 THE ALGER FUND AUTOMATIC INVESTMENT PLAN allows you to make automatic purchases on the 15th and/or the last business day of each month. Fill out the appropriate information on the New Account Application or contact The Alger Fund to receive an Additional Services Form. Minimum automatic investment is $25.

 GOVERNMENT DIRECT DEPOSIT* allows you to arrange direct deposit of U.S. federal government payments into your Fund account and Payroll Savings Plan* allows you to arrange direct deposit of a portion of your payroll directly to your Alger Fund Account. Call for a Payroll Savings Plan Form.

                                             *NOT AVAILABLE FOR RETIREMENT PLANS

 VIA OUR WEBSITE:
--------------------------------------------------------------------------------
 Visit the Alger Fund website to download all forms to add services to your account - www.algerfund.com Mail your completed forms to Alger Shareholder Services, Inc. In addition, you can perform certain transactions electronically, via our website.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 EXCHANGES

 You can exchange shares of the portfolio for shares of any other portfolio of the Fund or for shares of Spectra Fund, another fund advised by the Manager, subject to certain restrictions.Sales charges will apply in certain exchanges from the portfolio. Remember that for tax purposes an exchange is considered a sale and a purchase, so you may realize a taxable gain or a loss when you exchange shares. For more information, call the Fund toll-free at (800) 992-3863 or consult the Statement of Additional Information (see back cover). Call for a prospectus and read it before you exchange your shares.
--------------------------------------------------------------------------------

The Fund may redeem some of your shares "in kind", which means that some of the proceeds will be paid with securities the Fund owns instead of cash.

Although the portfolio seeks to maintain a price of $1.00 per share, shares may be worth more or less when you redeem them than they were at the time you bought them. For tax purposes, this means that when you redeem them you may realize a short- or long-term capital gain or loss, depending upon how long you have held the shares.

--------------------------------------------------------------------------------

To Redeem Shares of the Portfolio:
By Mail:
--------------------------------------------------------------------------------
Send a letter of instruction to Alger Shareholder  Services, Inc. which includes
    - account  number
    - portfolio  name
    - number of shares or dollar  amount of redemption
    - where  to send  the  proceeds
    - signature(s)  of  registered owner(s)
    - a signature guarantee is required if
         -- your redemption is for more than $25,000; or -- you want the check sent to a different address than the one we have on file; or
         -- you want the check to be made  payable  to  someone  other  than the registered  owners we have on file; or
         -- you have changed your address on file within the past 60 days.

BY TELEPHONE*:
--------------------------------------------------------------------------------
Call 800-992-3863 to sell shares (unless you refuse this service on your New Account Application). The Fund will send you a check for amounts up to $5,000. You can choose to receive a check or a wire for amounts over $5,000. Note, you cannot request a check if you have changed your address on file within the past 60 days.

TELEREDEMPTION allows you to redeem shares by telephone by filling out the appropriate section of the New Account Application or returning the Telephone Services Form. The funds will be transferred to your bank account in an amount between $500 and $50,000, normally within 2 business days. Shares issued in certificate form are not eligible for this service.

                                             *NOT AVAILABLE FOR RETIREMENT PLANS

BY CHECK REDEMPTION PRIVILEGE:
--------------------------------------------------------------------------------
You may redeem shares in your portfolio account by writing a check for at least $500. Dividends are earned until the check clears. If you mark the appropriate box on the New Account Application and sign the signature card, the Fund will send you redemption checks. There is no charge for this privilege.

CONTACT:
--------------------------------------------------------------------------------
CALL OR VISIT your broker-dealer, investment adviser, or bank or other financial institution.

AUTOMATICALLY:
--------------------------------------------------------------------------------
SYSTEMATIC WITHDRAWAL PLAN allows you to receive regular monthly, quarterly or annual payments. Your account value must be at least $10,000, and the payments must be for $50 or more. The maximum monthly withdrawal is 1% of the account value in the Fund at the time you begin participation in the Plan.

VIA OUR WEBSITE:
--------------------------------------------------------------------------------
Visit the Alger Fund website to download all forms to add redemption privileges to your existing account - WWW.ALGERFUND.COM

Mail your completed forms to Alger Shareholder Services, Inc. In addition, you can perform certain transactions electronically, via our website.
--------------------------------------------------------------------------------

[GRAPHIC OMITTED]

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the portfolio's financial performance for the periods shown. Certain information reflects financial results for a single portfolio share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the portfolio (assuming reinvestment of all dividends and distributions). The financial highlights for the years ended October 31, 1990 through 1999 have been audited by Arthur Andersen LLP, the Fund's independent public accountants. Arthur Andersen LLP's report, along with the Fund's financial statements, is included in the Annual Report, which is available upon request.

ALGER MONEY MARKET PORTFOLIO

For a share outstanding throughout the period

---------------------------------------------------------------------------------------------------------------------------------
                                            Six Months
                                               Ended
                                              April 30,                                             Year Ended October 31,
---------------------------------------------------------------------------------------------------------------------------------
                                              2000(i)     1999       1998       1997      1996      1995       1994      1993
                                              ----        ----       ----       ----      ----      ----       ----      ----
Net asset value, beginning of period         $ 1.0000   $ 1.0000   $ 1.0000   $ 1.0000  $ 1.0000  $ 1.0000  $ 1.0000   $ 1.0000
                                             --------   --------   --------   --------  --------  --------  --------   --------
Net investment income                           .0243      .0423      .0476      .0479     .0521     .0573     .0374      .0304
Dividends from net investment income           (.0243)    (.0423)    (.0476)    (.0479)   (.0521)   (.0573)   (.0374)    (.0304)
                                             --------   --------   --------   --------  --------  --------  --------   --------
Net asset value, end of period               $ 1.0000   $ 1.0000   $ 1.0000   $ 1.0000  $ 1.0000  $ 1.0000  $ 1.0000   $ 1.0000
                                             ========   ========   ========   ========  ========  ========  ========   ========
Total Return                                     2.5%       4.3%       4.9%       4.9%      5.3%      5.9%      3.8%       3.1%
                                             ========   ========   ========   ========  ========  ========  ========   ========
Ratios and Supplemental Data:
 Net assets, end of period (000's omitted)   $273,795   $241,310   $172,862   $179,407  $285,702  $185,822  $163,170   $126,567
                                             ========   ========   ========   ========  ========  ========  ========   ========
 Ratio of expenses to average net assets         .78%       .72%       .76%       .81%      .41%      .29%      .27%       .41%
                                             ========   ========   ========   ========  ========  ========  ========   ========
 Decrease reflected in above expense
  ratios due to expense reimbursements
  and management fee waivers                       --         --         --         --      .38%      .50%      .50%       .50%
                                             ========   ========   ========   ========  ========  ========  ========   ========
 Ratio of net investment income
  to average net assets                         4.74%      4.37%      4.84%      4.76%     5.18%     5.73%     3.78%      3.04%
                                             ========   ========   ========   ========  ========  ========  ========   ========

  (i) Unaudited. Ratios have been annualized; total returns have not been annualized.

-------------------------------
    1992       1991     1990
    ----       ----     ----
  $ 1.0000  $ 1.0000  $ 1.0000
  --------  --------  --------
     .0424     .0671     .0844
    (.0424)   (.0671)   (.0844)
  --------  --------  --------
  $ 1.0000  $ 1.0000  $ 1.0000
  ========  ========  ========
      4.3%      6.9%      8.8%
  ========  ========  ========

  $135,288   $160,898 $143,420
  ========  ========  ========
      .25%      .18%      .03%
  ========  ========  ========


      .60%      .63%      .84%
  ========  ========  ========

     4.30%     6.76%     8.37%
  ========  ========  ========

--------------------------------------------------------------------------------
FOR FUND INFORMATION:

By telephone: 1-800-992-3863

By mail:      The Alger Fund
              One World Trade Center
              Suite 9333
              New York, NY 10048                                  THE ALGER FUND

By Internet:  Text versions of Fund documents can be
              downloaded from the following sources:
              > The Fund: http://www.algerfund.com
              > SEC (EDGAR data base):
                    http://www.sec.gov              ALGER MONEY MARKET PORTFOLIO

STATEMENT OF ADDITIONAL INFORMATION

For more detailed  information about the Fund
and its  policies,  please read the Statement
of   Additional    Information,    which   is
incorporated  by  reference  into (is legally
made a part of) this Prospectus.  You can get
a free copy of the  Statement  of  Additional
Information  by calling the Fund's  toll-free
number or by  writing to the  address  above.
The Statement of Additional Information is on
file  with  the   Securities   and   Exchange                     AUGUST 1, 2000
Commission.

ANNUAL AND SEMI-ANNUAL REPORTS

Additional   information   about  the  Fund's
investments is available in the Fund's annual
and semi-annual  reports to shareholders.  In
the  Fund's  annual  report  you will  find a
discussion  of  the  market   conditions  and
investment   strategies  that   significantly
affected  the Fund's  performance  during the
period covered by the report. You can receive
free copies of these reports by calling the As with all mutual funds, the Fund's toll-free number or by writing to the Securities and Exchange
address above.                                  Commission has not determined if
                                                the    information    in    this
Another way you can review and copy Fund Prospectus is accurate or documents is by visiting the SEC's Public complete, nor has it approved or Reference Room in Washington, D.C. Copies can disapproved these securities. It also be obtained, for a duplicating fee, by is a criminal offense to
E-mail  request to  publicinfo@sec.gov  or by   represent otherwise.
writing   to  the  SEC's   Public   Reference
Section,     Washington,    DC    20549-0102.   An investment in the Fund is not
Information on the operation of the Public a deposit of a bank and is not Reference Room is available by calling insured or guaranteed by the
1-202-942-8090.                                 Federal    Deposit     Insurance
                                                Corporation    or   any    other
DISTRIBUTOR: FRED ALGER & COMPANY,              government agency.
INCORPORATED

The Alger Fund
SEC File #811-1355

AS80
--------------------------------------------------------------------------------